CHANGES IN ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2019
CHANGES IN ACCOUNTING POLICIES
Summary of impact for adoption of ASC 842 to the Company's consolidated balance sheet

		Adjustments
	Balances at	due to	Balances at
	December 31,	adoption of	January 1,
	2018	ASC 842	2019

Assets
Prepaid expenses	64,843	2,051	66,894
Property and equipment, net	13,994,945	(336,719)	13,658,226
Intangible assets, net	482,492	(44,552)	437,940
Operating lease ROU assets	—	513,961	513,961

Liabilities
Accounts payable	1,508,020	(3,864)	1,504,156
Accrued expenses and other payables	476,564	(13,085)	463,479
Operating lease liabilities, current	—	67,006	67,006
Operating lease liabilities, non-current	—	416,601	416,601
Finance lease and other financing obligations, non-current	4,134,327	(331,917)	3,802,410